UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-612

Value Line Income And Growth Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
(Address of principal executive offices) (Zip Code)

David T. Henigson
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/08 is included with this Form.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2008

Shares		Value

COMMON STOCKS (58.3%)
	AEROSPACE/DEFENSE (0.3%)
20,000	Goodrich Corp.	$1,150,200
	AIR TRANSPORT (0.4%)
15,000	Alaska Air Group, Inc. *	294,300
20,000	Continental Airlines, Inc. Class B *	384,600
8,000	FedEx Corp.	741,360
		1,420,260

	APPAREL (0.1%)
15,000	Liz Claiborne, Inc.	272,250
	AUTO & TRUCK (0.2%)
20,000	Honda Motor Co. Ltd. ADR	576,200
20,000	Tata Motors Ltd. ADR	312,400
		888,600

	AUTO PARTS (0.2%)
12,000	ArvinMeritor, Inc.	150,120
15,000	Autoliv, Inc.	753,000
		903,120

	BANK (1.6%)
25,000	Bank of America Corp.	947,750
25,000	JPMorgan Chase & Co.	1,073,750
10,000	M&T Bank Corp.	804,800
14,000	PNC Financial Services Group, Inc.	917,980
7,000	SunTrust Banks, Inc.	385,980
16,000	Wachovia Corp.	432,000
35,000	Wells Fargo & Co.	1,018,500
7,000	Zions Bancorporation	318,850
		5,899,610

	BANK - CANADIAN (0.3%)
22,000	Bank of Nova Scotia	994,620
	BANK - MIDWEST (0.2%)
10,000	Northern Trust Corp.	664,700
	BEVERAGE - ALCOHOLIC (0.7%)
40,000	Anheuser-Busch Companies, Inc.	1,898,000
50,000	Constellation Brands, Inc. Class A *	883,500
		2,781,500

	BEVERAGE - SOFT DRINK (0.8%)
15,000	Cadbury Schweppes PLC ADR	663,300
25,000	Coca-Cola Co. (The)	1,521,750
20,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	835,600
		3,020,650

	BIOTECHNOLOGY (0.3%)
15,000	Genentech, Inc. *	1,217,700
	CABLE TV (0.5%)
30,000	Cablevision Systems Corp. NY Group A *	642,900
30,000	DIRECTV Group, Inc. (The) *	743,700
20,000	DISH Network Corp. Class A *	574,600

		1,961,200

Shares		Value

	CANADIAN ENERGY (0.8%)
12,000	Canadian Natural Resources Ltd.	$819,120
20,000	EnCana Corp.	1,515,000
8,000	Suncor Energy, Inc.	770,800
		3,104,920

	CEMENT & AGGREGATES (0.2%)
34,000	Cemex S.A. de C.V. ADR *	888,080
	CHEMICAL - BASIC (0.6%)
25,000	Dow Chemical Co. (The)	921,250
25,000	E.I. du Pont de Nemours & Co.	1,169,000
		2,090,250

	CHEMICAL - DIVERSIFIED (0.9%)
15,000	Cabot Corp.	420,000
20,000	Cytec Industries, Inc.	1,077,000
10,000	Eastman Chemical Co.	624,500
30,000	Pall Corp.	1,052,100
		3,173,600
	CHEMICAL - SPECIALTY (0.7%)
10,000	Arch Chemicals, Inc.	372,600
55,000	Chemtura Corp.	403,700
20,000	Lubrizol Corp. (The)	1,110,200
6,000	Mosaic Co. (The) *	615,600
		2,502,100

	COAL (0.3%)
15,000	Huaneng Power International, Inc. ADR	458,100
15,000	Massey Energy Co.	547,500
		1,005,600

	COMPUTER & PERIPHERALS (1.4%)
5,000	Apple, Inc. *	717,500
25,000	Dell, Inc. *	498,000
30,000	EMC Corp. *	430,200
15,000	Hewlett-Packard Co.	684,900
10,000	International Business Machines Corp.	1,151,400
15,000	SanDisk Corp. *	338,550
20,000	Seagate Technology	418,800
35,000	Western Digital Corp. *	946,400
		5,185,750

	COMPUTER SOFTWARE & SERVICES (2.4%)
15,000	Accenture Ltd. Class A	527,550
20,000	Affiliated Computer Services, Inc. Class A *	1,002,200
20,000	BMC Software, Inc. *	650,400
25,000	CA, Inc.	562,500
20,000	Check Point Software Technologies Ltd. *	448,000
30,000	Computer Sciences Corp. *	1,223,700
20,000	Electronic Data Systems Corp.	333,000
95,000	Microsoft Corp.	2,696,100
14,000	NAVTEQ Corp. *	952,000
25,000	Oracle Corp. *	489,000
		8,884,450

	DIVERSIFIED COMPANIES (1.2%)
12,000	Danaher Corp.	912,360
20,000	Honeywell International, Inc.	1,128,400

Value Line Income and Growth Fund, Inc.

March 31, 2008

Shares		Value

20,000	Pentair, Inc.	$638,000
12,000	Teleflex, Inc.	572,520
30,000	Tyco International Ltd.	1,321,500
		4,572,780

	DRUG (3.4%)
20,000	AVI BioPharma, Inc. *	36,800
20,000	Barr Pharmaceuticals, Inc. *	966,200
15,000	Biogen Idec, Inc. *	925,350
20,000	Bristol-Myers Squibb Co.	426,000
30,000	Forest Laboratories, Inc. *	1,200,300
20,000	Genzyme Corp. *	1,490,800
10,000	GlaxoSmithKline PLC ADR	424,300
40,000	King Pharmaceuticals, Inc. *	348,000
25,000	Mylan Laboratories, Inc.	290,000
40,000	Pfizer, Inc.	837,200
50,000	Sanofi-Aventis ADR	1,877,000
15,000	Schering-Plough Corp.	216,150
40,000	Teva Pharmaceutical Industries Ltd. ADR	1,847,600
30,000	Watson Pharmaceuticals, Inc. *	879,600
20,000	Wyeth	835,200
		12,600,500

	ELECTRICAL EQUIPMENT (2.7%)
10,000	American Science & Engineering, Inc.	545,700
25,000	Baldor Electric Co.	700,000
30,000	Corning, Inc.	721,200
8,000	Garmin Ltd.	432,080
12,000	General Cable Corp. *	708,840
90,000	General Electric Co.	3,330,900
15,000	Harman International Industries, Inc.	653,100
7,000	Siemens AG ADR	762,580
18,000	Thomas & Betts Corp. *	654,660
22,500	Trimble Navigation Ltd. *	643,275
40,000	Ultralife Batteries, Inc. *	472,400
10,000	WESCO International, Inc. *	364,900
		9,989,635

	ELECTRICAL UTILITY - CENTRAL (1.1%)
30,000	ALLETE, Inc.	1,158,600
35,000	American Electric Power Company, Inc.	1,457,050
25,000	OGE Energy Corp.	779,250
35,000	Westar Energy, Inc.	796,950
		4,191,850
	ELECTRICAL UTILITY - EAST (2.3%)
32,000	Dominion Resources, Inc.	1,306,880
9,000	Exelon Corp.	731,430
60,000	Pepco Holdings, Inc.	1,483,200
30,000	PPL Corp.	1,377,600
30,000	Progress Energy, Inc.	1,251,000
40,000	Southern Co.	1,424,400
60,000	TECO Energy, Inc.	957,000
		8,531,510
	ELECTRICAL UTILITY - WEST (0.8%)
60,000	IDACORP, Inc.	1,926,600

Shares		Value

50,000	Xcel Energy, Inc.	$997,500
		2,924,100

	ELECTRONICS (0.9%)
30,000	AVX Corp.	384,300
35,000	Celestica, Inc. *	235,200
15,000	LaserCard Corp. *	127,050
10,000	MEMC Electronic Materials, Inc. *	709,000
15,000	Multi-Fineline Electronix, Inc. *	281,550
20,000	Plantronics, Inc.	386,200
30,000	Tyco Electronics Ltd.	1,029,600
5,000	Valence Technology, Inc. *	22,050
		3,174,950

	ENTERTAINMENT (0.7%)
35,000	CBS Corp. Class B	772,800
70,000	Time Warner, Inc.	981,400
24,000	Walt Disney Co. (The)	753,120
		2,507,320

	ENTERTAINMENT TECHNOLOGY (0.1%)
10,000	Avid Technology, Inc. *	243,400
	ENVIRONMENTAL (0.4%)
25,000	Tetra Tech, Inc. *	487,750
25,000	Waste Management, Inc.	839,000
		1,326,750

	FINANCIAL SERVICES - DIVERSIFIED (2.3%)
10,000	Affiliated Managers Group, Inc. *	907,400
10,000	Aircastle Ltd.	112,500
12,000	AllianceBernstein Holding L.P.	760,560
10,000	American Express Co.	437,200
15,000	American International Group, Inc.	648,750
24,000	Ameriprise Financial, Inc.	1,244,400
20,000	Blackstone Group L.P. (The)	317,600
35,000	Citigroup, Inc.	749,700
10,000	Federal National Mortgage Association	263,200
15,000	Freddie Mac	379,800
5,000	HSBC Holdings PLC ADR	411,500
40,000	Loews Corp.	1,608,800
5,000	Principal Financial Group, Inc.	278,600
7,500	UBS AG	216,000
		8,336,010

	FOOD PROCESSING (2.2%)
14,000	Archer-Daniels-Midland Co.	576,240
35,000	Chiquita Brands International, Inc. *	808,850
37,500	ConAgra Foods, Inc.	898,125
20,000	Dean Foods Co.	401,800
15,000	General Mills, Inc.	898,200
15,000	Hershey Co. (The)	565,050
15,000	Hormel Foods Corp.	624,900
25,000	Kraft Foods, Inc. Class A	775,250
45,000	Sara Lee Corp.	629,100
30,000	Smithfield Foods, Inc. *	772,800
3,000	Tejon Ranch Co. *	111,960
20,000	Tyson Foods, Inc. Class A	319,000

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

24,000	Unilever PLC ADR	$809,280

		8,190,555
	FOREIGN ELECTRONICS (0.2%)
20,000	Koninklijke Philips Electronics N.V.	766,800
	FOREIGN TELECOMMUNICATIONS (0.7%)
50,000	Deutsche Telekom AG ADR	829,000
55,000	Telecom Corporation of New Zealand Ltd. ADR	817,852
12,000	Telefonica S.A. ADR	1,038,120
		2,684,972

	FURNITURE/HOME FURNISHINGS (0.1%)
20,000	Furniture Brands International, Inc.	234,000
20,000	Tempur-Pedic International, Inc.	220,000
		454,000

	HEALTH CARE INFORMATION SYSTEMS (0.2%)
30,000	IMS Health, Inc.	630,300
	HOME BUILDING (0.2%)
20,000	Centex Corp.	484,200
15,000	D.R. Horton, Inc.	236,250
10,000	Lennar Corp. Class A	188,100
		908,550

	HOTEL/GAMING (0.1%)
20,000	Wyndham Worldwide Corp.	413,600
	HOUSEHOLD PRODUCTS (0.1%)
20,000	Newell Rubbermaid, Inc.	457,400
	INFORMATION SERVICES (0.3%)
10,000	Dun & Bradstreet Corp. (The)	813,800
15,000	MBIA, Inc.	183,300
		997,100

	INSURANCE - LIFE (1.0%)
20,000	Genworth Financial, Inc. Class A	452,800
18,000	Lincoln National Corp.	936,000
25,000	Manulife Financial Corp.	949,500
15,000	MetLife, Inc.	903,900
18,843	UnumProvident Corp.	414,734
		3,656,934

	INSURANCE - PROPERTY & CASUALTY (1.0%)
30,000	American Financial Group, Inc.	766,800
22,500	Berkley (W.R.) Corp.	623,025
10	Berkshire Hathaway, Inc. Class A *	1,334,000
20,000	HCC Insurance Holdings, Inc.	453,800
8,000	SAFECO Corp.	351,040

		3,528,665

Shares		Value

	INTERNET (0.2%)
2,000	Google, Inc. Class A *	$880,940
	MACHINERY (1.8%)
30,000	Briggs & Stratton Corp.	537,000
15,000	Caterpillar, Inc.	1,174,350
10,000	Flowserve Corp.	1,043,800
20,000	Ingersoll-Rand Company Ltd. Class A	891,600
20,000	Lincoln Electric Holdings, Inc.	1,289,800
9,000	Terex Corp. *	562,500
40,000	Watts Water Technologies, Inc. Class A	1,121,200
		6,620,250

	MARITIME (0.2%)
10,000	Alexander & Baldwin, Inc.	430,800
20,000	Quintana Maritime Ltd.	473,600
		904,400

	MEDICAL SERVICES (1.2%)
12,000	Coventry Health Care, Inc. *	484,200
10,000	Health Management Associates, Inc. Class A *	52,900
20,000	Health Net, Inc. *	616,000
15,000	Laboratory Corporation of America Holdings *	1,105,200
20,000	Lincare Holdings, Inc. *	562,200
26,000	PSS World Medical, Inc. *	433,160
20,000	Quest Diagnostics, Inc.	905,400
8,000	WellPoint, Inc. *	353,040
		4,512,100

	MEDICAL SUPPLIES (3.1%)
14,011	Baxter International, Inc.	810,116
10,000	Becton, Dickinson & Co.	858,500
12,000	Bio-Rad Laboratories, Inc. Class A *	1,067,400
55,000	Boston Scientific Corp. *	707,850
20,000	Covidien Ltd.	885,000
22,500	Immucor, Inc. *	480,150
35,000	Johnson & Johnson	2,270,450
10,000	Kinetic Concepts, Inc. *	462,300
15,000	Medtronic, Inc.	725,550
24,000	STERIS Corp.	643,920
30,000	Syneron Medical Ltd. *	436,500
25,000	Varian Medical Systems, Inc. *	1,171,000
10,000	Zimmer Holdings, Inc. *	778,600
		11,297,336

	METALS & MINING DIVERSIFIED (0.8%)
12,000	Alcoa, Inc.	432,720
20,000	Alliance Resource Partners, L.P.	700,000
12,000	BHP Billiton Ltd. ADR	790,200
10,000	Cameco Corp.	329,400
5,000	Freeport-McMoRan Copper & Gold, Inc.	481,100

Value Line Income and Growth Fund, Inc.

March 31, 2008

Shares		Value

25,000	Titanium Metals Corp.	$376,250
		3,109,670

	METALS FABRICATING (0.1%)
10,000	Trinity Industries, Inc.	266,500
	NATURAL GAS - DISTRIBUTION (0.4%)
30,000	Enterprise Products Partners L.P.	891,000
21,000	Ferrellgas Partners, L.P.	442,890
		1,333,890

	NATURAL GAS - DIVERSIFIED (1.2%)
16,000	Chesapeake Energy Corp.	738,400
20,000	Devon Energy Corp.	2,086,600
45,000	El Paso Corp.	748,800
20,000	National Fuel Gas Co.	944,200
		4,518,000

	NEWSPAPER (0.4%)
15,000	Gannett Co., Inc.	435,750
55,000	News Corp. Class B	1,047,200
		1,482,950

	OFFICE EQUIPMENT & SUPPLIES (0.3%)
20,000	Lexmark International, Inc. Class A *	614,400
30,000	Xerox Corp.	449,100
		1,063,500
	OILFIELD SERVICES/EQUIPMENT (2.3%)
5,000	Bristow Group, Inc. *	268,350
20,000	ENSCO International, Inc.	1,252,400
25,000	Grant Prideco, Inc. *	1,230,500
30,000	Nabors Industries Ltd. *	1,013,100
25,000	Noble Corp.	1,241,750
20,000	Pride International, Inc. *	699,000
28,000	Rowan Companies, Inc.	1,153,040
15,000	RPC, Inc.	227,850
9,514	Transocean, Inc. *	1,286,293
		8,372,283
	PETROLEUM - INTEGRATED (1.2%)
22,000	Chevron Corp.	1,877,920
10,000	Exxon Mobil Corp.	845,800
16,000	Marathon Oil Corp.	729,600
10,000	Murphy Oil Corp.	821,400
4,000	Valero Energy Corp.	196,440
		4,471,160
	PETROLEUM - PRODUCING (0.7%)
20,000	Anadarko Petroleum Corp.	1,260,600
10,000	Apache Corp.	1,208,200
		2,468,800
	PHARMACY SERVICES (0.5%)
35,000	CVS Caremark Corp.	1,417,850

Shares		Value

15,000	Omnicare, Inc.	$272,400

		1,690,250
	POWER (0.2%)
12,000	SunPower Corp. Class A *	894,120
	PRECIOUS METALS (0.6%)
20,000	AngloGold Ashanti Ltd. ADR	679,200
40,000	Harmony Gold Mining Company Ltd. ADR *	473,600
17,500	Newmont Mining Corp.	792,750
25,000	Yamana Gold, Inc.	365,500
		2,311,050
	PRECISION INSTRUMENT (0.6%)
25,000	Applera Corporation - Applied Biosystems Group	821,500
20,000	OSI Systems, Inc. *	460,400
40,000	PerkinElmer, Inc.	970,000
		2,251,900
	R.E.I.T. (0.1%)
15,000	Host Hotels & Resorts, Inc.	238,800
	RAILROAD (1.0%)
12,000	Burlington Northern Santa Fe Corp.	1,106,640
24,000	Canadian National Railway Co.	1,159,680
10,000	Canadian Pacific Railway Ltd.	642,900
15,000	Norfolk Southern Corp.	814,800
		3,724,020
	RECREATION (0.5%)
35,000	Brunswick Corp.	558,950
15,000	Harley-Davidson, Inc.	562,500
35,000	Mattel, Inc.	696,500
		1,817,950
	RESTAURANT (0.1%)
25,000	Starbucks Corp. *	437,500
	RETAIL - SPECIAL LINES (0.8%)
25,000	Aeropostale, Inc. *	677,750
20,000	American Eagle Outfitters, Inc.	350,200
27,000	AnnTaylor Stores Corp. *	652,860
20,000	Best Buy Co., Inc.	829,200
30,000	Cabela's, Inc. *	424,800
		2,934,810
	RETAIL BUILDING SUPPLY (0.2%)
25,000	Home Depot, Inc. (The)	699,250
	RETAIL STORE (1.2%)
20,000	J.C. Penney Company, Inc.	754,200
20,000	Macy's, Inc.	461,200
20,000	Nordstrom, Inc.	652,000
50,000	Wal-Mart Stores, Inc.	2,634,000
		4,501,400
	SECURITIES BROKERAGE (0.7%)
2,000	Goldman Sachs Group, Inc. (The)	330,780

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

12,000	Legg Mason, Inc.	$671,760
6,000	Lehman Brothers Holdings, Inc.	225,840
15,000	Merrill Lynch & Co., Inc.	611,100
16,000	Morgan Stanley	731,200
		2,570,680
	SEMICONDUCTOR (0.7%)
20,000	Advanced Micro Devices, Inc. *	117,800
30,000	Analog Devices, Inc.	885,600
25,000	Intel Corp.	529,500
27,000	O2Micro International Ltd. ADR *	208,710
25,000	Texas Instruments, Inc.	706,750
		2,448,360
	STEEL - INTEGRATED (0.2%)
45,000	Mueller Water Products, Inc. Class A	368,100
3,000	United States Steel Corp.	380,610
		748,710
	TELECOMMUNICATION SERVICES (0.9%)
20,000	AT&T, Inc.	766,000
7,500	BCE, Inc.	252,975
10,000	BT Group PLC ADR	431,000
20,000	Dycom Industries, Inc. *	240,200
35,000	Telkonet, Inc. *	30,800
20,000	Turkcell Iletisim Hizmetleri AS ADR	417,800
20,000	Verizon Communications, Inc.	729,000
20,000	Vodafone Group PLC ADR	590,200
		3,457,975
	TELECOMMUNICATIONS EQUIPMENT (0.5%)
40,000	AudioCodes Ltd. *	160,400
40,000	Cisco Systems, Inc. *	963,600
20,000	Harmonic, Inc. *	152,000
20,000	Motorola, Inc.	186,000
10,000	Nokia Oyj ADR	318,300
10,000	Polycom, Inc. *	225,400
		2,005,700
	TRUCKING (0.2%)
10,000	Ryder System, Inc.	609,100
10,000	YRC Worldwide, Inc. *	131,200
		740,300
	UTILITY - FOREIGN (0.1%)
30,000	Korea Electric Power Corp. ADR	451,200
	WATER UTILITY (0.4%)
25,000	American States Water Co.	900,000

Shares		Value

14,000	California Water Service Group	$534,100

		1,434,100

	TOTAL COMMON STOCKS (Cost $198,208,821)	215,756,695

PREFERRED STOCKS (0.8%)
	BANK (0.1%)
13,600	KeyCorp Capital IX 6 3/4%	271,864
	ELECTRICAL EQUIPMENT (0.2%)
29,100	General Electric Capital Corp. 4 1/2% (1)	699,273
	FINANCIAL SERVICES - DIVERSIFIED (0.2%)
32,200	HSBC Holdings PLC 6 1/5%	700,028
	INSURANCE - LIFE (0.1%)
25,000	MetLife, Inc. Series B 6 1/2%	573,500
	R.E.I.T. (0.1%)
27,000	Health Care REIT, Inc. Series F 7 5/8%	647,730
	SECURITIES BROKERAGE (0.1%)
19,200	Lehman Brothers Holdings, Inc. Series G 3.57% (2)	255,360

	TOTAL PREFERRED STOCKS (Cost $3,582,246)	3,147,755

Principal Amount		Value

CORPORATE BONDS & NOTES (2.4%)
	CHEMICAL - SPECIALTY (0.3%)
$1,175,000	Lubrizol Corp., 5.88%, 12/1/08	1,192,328
	ELECTRICAL EQUIPMENT (1.4%)
2,000,000	General Electric Capital Corp., 5.50%, 11/15/11	2,019,326
1,000,000	General Electric Capital Corp., 4.00%, 2/15/12	994,165
2,000,000	Thomas & Betts Corp., 6.39%, 2/10/09	2,043,674

		5,057,165
	ENTERTAINMENT (0.4%)
1,500,000	Liberty Media Corp., 7.88%, 7/15/09	1,505,209
	FOOD PROCESSING (0.3%)
1,000,000	Sensient Technologies Corp., 6.50%, 4/1/09	1,011,606

	TOTAL CORPORATE BONDS & NOTES (Cost $8,735,948)	8,766,308

Value Line Income and Growth Fund, Inc.

March 31, 2008

Principal Amount		Value

CONVERTIBLE CORPORATE BONDS & NOTES (3.2%)

	COMPUTER SOFTWARE & SERVICES (0.5%)
$1,000,000	Electronic Data Systems Corp. 3.88%, 7/15/23	$973,750
1,000,000	Tech Data Corp. 2.75%, 12/15/26	937,500
		1,911,250

	DRUG (0.2%)
750,000	Valeant Pharmaceuticals International 4.00%, 11/15/13	623,438
	ELECTRICAL EQUIPMENT (0.3%)
1,500,000	WESCO International, Inc. 1.75%, 11/15/26	1,243,125
	ENVIRONMENTAL (0.2%)
1,000,000	Allied Waste Industries, Inc. 4.25%, 4/15/34	915,000
	METALS FABRICATING (0.2%)
1,000,000	Trinity Industries, Inc. 3.88%, 6/1/36	847,500
	R.E.I.T. (0.4%)
1,500,000	ProLogis 1.88%, 11/15/37	1,350,000
	SEMICONDUCTOR (0.5%)
1,000,000	LSI Corp. 4.00%, 5/15/10	958,750
1,000,000	Xilinx, Inc. 3.13%, 3/15/37	902,500
		1,861,250

	TELECOMMUNICATIONS EQUIPMENT (0.9%)
1,500,000	Agere Systems, Inc. 6.50%, 12/15/09	1,515,000
2,000,000	Lucent Technologies, Inc. Series A 2.88%, 6/15/23	1,772,500
		3,287,500

	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $12,255,643)	12,039,063

U.S. TREASURY OBLIGATIONS (14.0%)

3,000,000	U.S. Treasury Notes, 4.88%, 8/31/08	3,042,186
7,000,000	U.S. Treasury Notes, 4.50%, 2/15/09	7,176,092
7,000,000	U.S. Treasury Notes, 5.50%, 5/15/09	7,308,434
4,000,000	U.S. Treasury Notes, 4.75%, 3/31/11	4,340,000
6,379,680	U.S. Treasury Notes, 2.38%, 4/15/11 (3)	6,854,169
6,000,000	U.S. Treasury Notes, 4.88%, 4/30/11	6,537,186
5,000,000	U.S. Treasury Notes, 5.13%, 6/30/11	5,505,080
4,000,000	U.S. Treasury Notes, 5.00%, 8/15/11	4,399,688
6,000,000	U.S. Treasury Notes, 4.75%, 1/31/12	6,573,750

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $48,281,808)	51,736,585

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (13.3%)
$3,000,000	Federal Farm Credit Bank, 4.88%, 12/5/12	$3,040,680
3,000,000	Federal Farm Credit Bank, 3.90%, 2/4/13	3,032,175
2,500,000	Federal Home Loan Bank, 4.38%, 10/3/08	2,523,035
3,000,000	Federal Home Loan Bank, 4.50%, 10/14/08	3,034,533
3,000,000	Federal Home Loan Bank, 4.50%, 11/5/08	3,006,198
2,500,000	Federal Home Loan Bank, 4.63%, 11/21/08	2,536,385
2,000,000	Federal Home Loan Bank, 4.75%, 12/12/08	2,033,552
3,000,000	Federal Home Loan Bank, 4.63%, 11/2/09	3,006,459
3,000,000	Federal Home Loan Bank, 5.25%, 5/7/10	3,009,231
3,000,000	Federal Home Loan Bank, 4.88%, 5/14/10	3,158,499
4,000,000	Federal Home Loan Bank, 5.45%, 6/18/10	4,027,396
1,335,132	Federal Home Loan Bank, 4.75%, 10/25/10	1,350,152
3,000,000	Federal Home Loan Bank, 4.63%, 11/19/10	3,041,322
3,000,000	Federal Home Loan Bank, 5.55%, 6/12/12	3,120,582
4,000,000	Federal Home Loan Bank, 5.30%, 10/3/12	4,062,668
2,000,000	Federal Home Loan Bank, 4.15%, 4/2/13	2,024,818
2,000,000	Federal Home Loan Bank, 4.60%, 1/14/15	2,045,360
1,257,471	Federal National Mortgage Association Benchmark REMIC Series 20069-B1 Class AB, 6.00%, 6/25/16	1,279,919

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $48,586,381)	49,332,964

	TOTAL INVESTMENT SECURITIES (92.0%) (Cost $319,650,847)	340,779,370

REPURCHASE AGREEMENTS (4) (7.4%)
27,400,000	With Morgan Stanley, 1.15%, dated 3/31/08, due 4/1/08, delivery value $27,400,875 (collateralized by $20,965,000 U.S. Treasury Bonds 7.50%, due 11/15/16, with a value of $28,006,814)	27,400,000

	TOTAL REPURCHASE AGREEMENTS (Cost $27,400,000)	27,400,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)	2,041,276

NET ASSETS (100%)	$370,220,646

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($370,220,646 ÷ 45,855,407 shares outstanding)	$8.07

*	Non-income producing.
(1)	Multi-coupon preferred security.
(2)	Rate at March 31, 2008. Floating rate changes monthly.
(3)	Treasury Inflation Protected Security (TIPS).
(4)	The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
ADR	American Depositary Receipt

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Appreciation
$347,050,847	$37,627,287	$(16,498,764)	$21,128,523

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended March 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$317,343,928	-
Level 2 - Other Significant Observable Inputs	50,835,442	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$368,179,370	-

*Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$-	$-
Accrued discounts/premiums	-	-
Realized gain/loss and change in unrealized appreciation/depreciation	-	-*
Net purchases/sales	-	-
Net transfers in and/or out of Level 3	-	-
Balance, as of 03/31/08	$-	$-
Net change in unrealized appreciation/depreciation from investments still held as of 03/31/08	$-	$-

*The realized gain/loss earned during the period ended 03/31/08 for other financial instruments was $-.

Item 2. Controls and Procedures.
(a)
 The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:	May 29, 2008